Mining assets	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Mining assets

7.	Mining assets

	Note	Plant and Equipment	Mineral Property Acquisition and Development Costs	Exploration and Evaluation Projects	Total
Cost
Balance at December 31, 2023		$60,226	$143,227	$8,294	$211,747
Additions		20,033	22,291	126	42,450
Change in restoration provisions	12	-	579	-	579
Asset disposals		(2,723)	-	-	(2,723)
Translation adjustment		(1,247)	(4,140)	172	(5,215)
Balance at December 31, 2024		76,289	161,957	8,592	246,838
Additions		40,134	20,836	144	61,114
Acquisitions	14	-	-	13,885	13,885
Change in restoration provisions	12	-	(3,884)	250	(3,634)
Asset disposals		(4,977)	-	(37)	(5,014)
Translation adjustment		(260)	614	668	1,022
Balance at December 31, 2025		$111,186	$179,523	$23,502	$314,211

Accumulated Amortization
Balance at December 31, 2023		$10,243	$35,823	$-	$46,066
Amortization		1,498	(9)	-	1,489
Asset disposals		(1,649)	-	-	(1,649)
Translation adjustment		98	(1,032)	-	(934)
Balance at December 31, 2024		10,190	34,782	-	44,972
Amortization		1,515	441	-	1,956
Asset disposals		(3,872)	-	-	(3,872)
Translation adjustment		695	4,021	-	4,716
Balance at December 31, 2025		$8,528	$39,244	$-	$47,772

Carrying Value
Balance at December 31, 2024		$66,099	$127,175	$8,592	$201,866
Balance at December 31, 2025		$102,658	$140,279	$23,502	$266,439

Indicators of impairment

In accordance with the Company’s accounting policies each CGU is assessed for indicators of impairment and impairment reversal, from both external and internal sources, at the end of each reporting period. As at December 31, 2025, no indicators of impairment or reversal of impairment existed for the Sangdong Mine, Panasqueira Mine or Los Santos Mine (December 31, 2024 – none).

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)